INVESTMENT IN PHI	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
INVESTMENT IN PHI
NOTE 9 –  INVESTMENT IN PHI

Network sharing agreement and right of use

On November 8, 2013 the Company and Hot Mobile Ltd. ("Hot Mobile") (together: "the Parties") entered into a 15-year network sharing agreement (“NSA”), which was approved by the Antitrust Commissioner , subject to certain conditions, and by the Ministry of Communications. Pursuant to the NSA, the Parties created a 50-50 limited partnership - P.H.I. Networks (2015) Limited Partnership (hereinafter "PHI"), which operates and develops a radio access network shared by the Parties, starting with a pooling of the Parties radio access network infrastructures creating a single shared pooled radio access network (the "Shared Network"). The Parties also established a 50-50 company limited by shares under the name Net 4 P.H.I Ltd., to be the general partner of the limited partnership.

In February 2016, HOT Mobile exercised its option under the NSA to advance the payment date of a onetime amount of NIS 250 million ("Lump Sum"), which was received by the Group in 2016. Therefore in accordance the NSA from April 2016 onward (i) each party bears half of the expenditures relating to the Shared Network, and (ii) the bearing of the operating costs of the Shared Network is according to a pre-determined mechanism, according to which one half of the operating costs is shared equally by the Parties, and one half is divided between the Parties according to the relative volume of traffic consumption of each party in the Shared Network (the "Capex-Opex Mechanism"). The Lump Sum is treated by the Group as payments for rights of use of the Group's network and therefore recognized as deferred revenue which is amortized to revenues in the income statement over a period of eight years, which is determined to be the shorter of the expected period of the arrangement or the expected life of the related assets, see note 22(a).

The NSA term will be automatically extended for consecutive terms of five years each, unless either party provided the other party with prior notice of at least two years prior to the commencement of the respective extended term. At any time after the eighth anniversary of the NSA's effective date (i.e. following April  2023), either party may provide the other party with two years termination notice, and terminate the NSA, without cause, effective as of the end of the said two-year period. On the expiry of the NSA, other than following a material breach, the Parties shall divide the network between themselves according to a mechanism provided by the NSA, based on the Parties then-respective interests in PHI, with priority that each party shall first receive its own assets.

The associates of the Group as of December 31, 2018, of which the Group holds 50% of ownership interests are: P.H.I. Networks (2015) Limited Partnership ("PHI"), and Net 4 P.H.I Ltd. (see also note 2(c)(2)). Both are incorporated and operate in Israel. As of December 31, 2018 the board of directors of Net 4 P.H.I Ltd. consists of 3 directors nominated by the Company, 3 directors nominated by Hot Mobile and one independent director who acts as a chairman. Net 4 P.H.I Ltd controls PHI. This governance provides that the Company does not control PHI nor does it have joint control over it, and the Company accounts for its investment in PHI according to the equity method. Set out below is summarized financial information for the associates.

	As at December 31
	2017	2018
PHI's accounts 100%:	NIS in millions	NIS in millions
Current assets	119	137
Non-current assets	218	312
Current liabilities	117	135
Non-current liabilities	218	312
Net assets	2	2

Supplemental information relating to associates:
Commitments for operating leases and operating
expenses	443	781
Commitments to purchase fixed assets	2	6
Guarantees made to third parties	1	1

	Year ended December 31
	2017	2018
PHI's accounts 100%:	NIS in millions	NIS in millions

Summarized statement of income
Revenue	477	495
Pre-tax Profit	-	-
After-tax profit	-	-
Total comprehensive income	-	-

Reconciliation to carrying amount:
Opening net assets of PHI	2	2
Profit for the period	-	-
Closing net assets of PHI	2	2

Carrying amount in PHI's net assets: Group's share (50%)	1	1

Balances and transactions with PHI – related party:

	New Israeli Shekels
	Year ended December 31
	2017	2018
	In millions
Cost of revenues	45	70

	New Israeli Shekels
	December 31,
	2017	2018
	In millions
Deferred expenses - Right of use	95	131
Current assets (liabilities)	(43)	(51)
Non-current investment in PHI	1	1
Other non-current assets (liabilities)	(7)	(14)

The Company provided a guarantee to PHI's debt in an amount of NIS 50 million.

  Subsequent event: change in PHI's governance

At the beginning of January 2019 an amendment to the NSA agreement between the Company and Hot Mobile was signed and communicated to the MoC and Anti-trust regulator which, among other things, cancelled the position of the independent director mentioned above who acted as a chairman, and no consideration was transferred between the Parties in relation to this matter. The amendment did not change ownership shares, nor the CAPEX-OPEX mechanism described above. As a result of the amendment the control over PHI thereafter is borne 50-50 by the Company and Hot Mobile, each nominates an equal number of directors (3 directors). Since, thereafter, decisions about the Relevant Activities of PHI require the unanimous consent of the Parties, PHI is considered a joint arrangement controlled by the Company and Hot Mobile (joint control).

The activities of the joint arrangement are primarily designed for the provision of output to the Parties. The joint arrangement terms give the Parties rights to the assets, and obligations for the liabilities and expenses of PHI. Furthermore the Parties have rights to substantially all of the economic benefits of PHI's assets. PHI's liabilities are in substance satisfied by the cash flows received from the Parties, as the Parties are substantially the source of cash flows contributing to the continuity of the operations of PHI. Starting January 1, 2019 the Company will account for its rights in the assets of PHI and obligations for the liabilities and expenses of PHI as a joint operation, recognizing its share (50%) in the assets, liabilities, and expenses of PHI, instead of the equity method. Starting January 1, 2019 payments with respect to rights to use PHI's fixed assets (see note 2(g)) will be presented in the statement of cash flows as cash used in investing activities instead of cash payments for deferred expenses used in operating activities.

The following table presents the Company's share (50%) in PHI's statement of financial position items as of December 31, 2018, for which the Company's investment in PHI's net assets is recognized under the equity method. Starting January 1, 2019 they will be consolidated in the financial statements as the Company’s share in a joint operation.

	New Israeli Shekels in millions
	December 31, 2018**
	Company's share (50%) in PHI's accounts	Intercompany elimination	Total
CURRENT ASSETS
Cash and cash equivalents	*		*
Current assets	69	(51)	18

NON CURRENT ASSETS
Property and equipment and intangible assets	142		142
Other non-current assets	14	(14)	-

CURRENT LIABILITIES
Current borrowings from banks	13		13
Trade payables	52		52
Other current liabilities	3		3

NON CURRENT LIABILITIES
Dismantling and restoring sites obligation	14		14
Deferred revenues	142	(131)	11

EQUITY	1	(1)	-

*   Representing an amount of less than NIS 1 million.
** From the first quarter of 2019, the Company's interests in 50% of PHI's accounts will include a right-of-use non-current asset of approximately NIS 360 million, a lease current liability of approximately NIS 70 million, and a lease non-current liability of approximately NIS 290 million, recognized upon the implementation of IFRS 16 leases see note 3(2)(a).